Note 28	6 Months Ended
Jun. 30, 2022
Non Controlling Interest [Abstract]
Disclosure of non-controlling interests [text block]	Non-controlling interest
The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of the accompanying condensed consolidated balance sheets is as follows:

Non-controlling interests. Breakdown by subgroups (Millions of Euros)
	June 2022	December 2021
Garanti BBVA (*)	1,048	2,851
BBVA Peru	1,412	1,212
BBVA Argentina	652	557
BBVA Colombia	78	76
BBVA Venezuela	74	70
Other entities	87	87
Total	3,351	4,853
(*) The change corresponds mainly to the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş completed on May 18, 2022 (see Note 3).
These amounts are broken down by groups of consolidated entities under the heading “Profit (Loss) - Attributable to minority interest (non-controlling interest)” in the accompanying condensed consolidated income statement:

Profit attributable to non-controlling interests. Breakdown by subgroups (Millions of Euros)
	June 2022	June 2021
Garanti BBVA (*)	(60)	394
BBVA Peru	130	63
BBVA Argentina	45	3
BBVA Colombia	4	4
BBVA Venezuela	2	3
Other entities	(3)	8
Total	117	476
(*) The change corresponds mainly to the IAS 29 implementation and the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş completed on May 18, 2022 (see Notes 2.1 and 3).